Debt (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Proceeds from short-term debt	$ 75,000	$ 200,000		$ 200,000
Proceeds from convertible promissory note		140,000		140,000
Interest expense		30,000		30,000
Cash payment		230,000		230,000
Debt discount				2,600,000
Interest expense amortized		2,916,917	$ 161,154	6,152,329	$ 1,052,523
Convertible Note [Member]
Interest expense		45,094		119,931
Interest expense amortized		143,000		374,000
Prepayment penalties		188,094		493,931
Convertible Promissory Note One [Member]
Proceeds from convertible promissory note				140,000
Convertible Promissory Note Two [Member]
Proceeds from convertible promissory note				100,000
Convertible Promissory Note Three [Member]
Proceeds from convertible promissory note				125,000
Short-term Debt One [Member]
Proceeds from short-term debt		100,000		100,000
Short-term Debt Two [Member]
Proceeds from short-term debt		100,000		100,000
Derivative Instrument [Member]
Interest expense		718,518		945,060
Debt discount		$ 143,000		$ 374,000